                                                        RIVERSOURCE [LOGO](SM)
                                                            INVESTMENTS

PROSPECTUS SUPPLEMENT DATED SEPT. 29, 2006*

FUND (PROSPECTUS DATE)                                           PROSPECTUS FORM #
-----------------------------------------------------------------------------------
RiverSource Aggressive Growth Fund (7/28/06)                        S-6260-99 G

RiverSource Balanced Fund (11/29/05)                                S-6326-99 Z

RiverSource Disciplined International Equity Fund (4/24/06)         S-6506-99 A

RiverSource Diversified Equity Income Fund (11/29/05**)             S-6475-99 Z

RiverSource Dividend Opportunity Fund (8/29/06)                     S-6341-99 AA

RiverSource Emerging Markets Fund (12/30/05)                        S-6354-99 P

RiverSource Equity Value Fund (5/30/06)                             S-6382-99 U

RiverSource European Equity Fund (12/30/05)                         S-6006-99 J

RiverSource Fundamental Growth Fund (7/28/06)                       S-6261-99 G

RiverSource Fundamental Value Fund (7/28/06)                        S-6236-99 J

RiverSource Global Equity Fund (12/30/05**)                         S-6334-99 AA

RiverSource Global Technology Fund (12/30/05)                       S-6395-99 K

RiverSource International Aggressive Growth Fund (12/30/05)         S-6243-99 J

RiverSource International Equity Fund (12/30/05)                    S-6259-99 G

RiverSource International Opportunity Fund (12/30/05)               S-6140-99 AC

RiverSource International Select Value Fund (12/30/05)              S-6242-99 J

RiverSource International Small Cap Fund (12/30/05)                 S-6258-99 G

RiverSource Mid Cap Growth Fund (1/27/06)                           S-6426-99 AA

RiverSource Mid Cap Value Fund (11/29/05**)                         S-6241-99 G

RiverSource Precious Metals Fund (5/30/06)                          S-6142-99 AC

RiverSource Real Estate Fund (8/29/06)                              S-6281-99 E

RiverSource Select Value Fund (7/28/06)                             S-6240-99 H

RiverSource Small Cap Advantage Fund (5/30/06)                      S-6427-99 L

RiverSource Small Cap Equity Fund (7/28/06)                         S-6237-99 J

** Amended as of June 16, 2006

--------------------------------------------------------------------------------
S-6400-41 C (9/06)
*Valid until next prospectus update.

FUND (PROSPECTUS DATE)                                           PROSPECTUS FORM #
-----------------------------------------------------------------------------------
RiverSource Small Cap Growth Fund (5/30/06)                         S-6301-99 J

RiverSource Small Cap Value Fund (7/28/06)                          S-6239-99 J

RiverSource Small Company Index Fund (3/31/06)                      S-6357-99 R

RiverSource Strategic Allocation Fund (11/29/05**)                  S-6141-99 AA

RiverSource Value Fund (7/28/06)                                    S-6238-99 J

** Amended as of June 16, 2006

References to "Fund" throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.

The Buying and Selling Shares, Valuing Fund Shares, Distributions and Taxes, and General Information sections of the prospectus have been revised as follows:

--------------------------------------------------------------------------------
                                   -- 2 --

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

INVESTMENT OPTIONS SUMMARY

                                             CLASS A          CLASS B          CLASS C(a)       CLASS Y(b)
--------------------------------------------------------------------------------------------------------------
AVAILABILITY                                 Available to     Available to     Available to     Limited to
                                             all investors.   all investors.   all investors.   qualifying
                                                                                                institutional
                                                                                                investors.
--------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE                         Yes. Payable     No. Entire       No. Entire       No. Entire
                                             at time of       purchase         purchase         purchase
                                             purchase.        price is         price is         price is
                                             Lower sales      invested in      invested in      invested in
                                             charge for       shares of        shares of        shares of
                                             larger           the fund.        the fund.        the fund.
                                             investments.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED                          No.              Maximum 5%       1% CDSC may      No.
SALES CHARGE (CDSC)                                           CDSC during      apply if you
                                                              the first        sell shares
                                                              year             within one
                                                              decreasing       year after
                                                              to 0% after      purchase.
                                                              six years.
--------------------------------------------------------------------------------------------------------------
12b-1 FEE OR SHAREHOLDER                     Yes.             Yes.             Yes.             Yes.
SERVICE FEE(c)                               0.25%            1.00%            1.00%            0.10%
--------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A                       N/A              Yes.(d)          No.              No.
--------------------------------------------------------------------------------------------------------------

(a) RiverSource Small Company Index Fund does not offer Class C shares.



--------------------------------------------------------------------------------
S-6400-4                                                                     S.1

(b) Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.
(c) For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has adopted a separate shareholder servicing agreement not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(d) See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributor to pay for certain service related expenses. These expenses are incurred helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributor may pay these fees to financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.




--------------------------------------------------------------------------------
S.2

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                             MAXIMUM
                               AS A % OF         AS A % OF NET         RE-ALLOWANCE AS A %
TOTAL MARKET VALUE          PURCHASE PRICE**    AMOUNT INVESTED         OF PURCHASE PRICE
---------------------------------------------------------------------------------------------
Up to $49,999                    5.75%                6.10%                   5.00%

$50,000 - $99,999                4.75                 4.99                    4.00

$100,000 - $249,999              3.50                 3.63                    3.00

$250,000 - $499,999              2.50                 2.56                    2.15

$500,000 - $999,999              2.00                 2.04                    1.75

$1,000,000 or more               0.00                 0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for $3,000,000 to $10,000,000; and a sales commission up to 0.25% for $10,000,000 or more.





--------------------------------------------------------------------------------
                                                                             S.3

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.



--------------------------------------------------------------------------------
S.4

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


--------------------------------------------------------------------------------
                                                                             S.5

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                  THE CDSC PERCENTAGE RATE IS:*
First year                                                     5%

Second year                                                    4%

Third year                                                     4%

Fourth year                                                    3%

Fifth year                                                     2%

Sixth year                                                     1%

Seventh or eighth year                                         0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.





--------------------------------------------------------------------------------
S.6

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.





--------------------------------------------------------------------------------
                                                                             S.7

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS Y -- NO SALES CHARGE. For Class Y, there is no initial sales charge or
CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.




--------------------------------------------------------------------------------
S.8

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
ALL REQUESTS                 The financial institution through which you buy
                             shares may have different policies not described
                             in this prospectus, including different minimum
                             investment amounts and minimum account balances.

--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR

BY MAIL The financial institution through which you buy shares may establish an account directly with the distributor. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888)
                             791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                             Mail your check and completed application to:

                             REGULAR MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               P.O. BOX 8041
                                               BOSTON, MA 02266-8041

                             EXPRESS MAIL      RIVERSOURCE INVESTMENTS (FUNDS)
                                               C/O BFDS
                                               30 DAN ROAD
                                               CANTON, MA 02021-2809

                             If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH               Fund shares purchased through the distributor
                             may be paid for by federal funds wire. Before
                             sending a wire, call (888) 791-3380 to notify the
                             distributor of the wire and to receive further
                             instructions.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.9

THROUGH AN ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
BY WIRE OR ACH (CONT.)       If you are establishing an account with a wire
                             purchase, you are required to send a signed
                             account application to the address above. Please
                             include the wire control number or your new
                             account number on the application.

                             Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE                  Call (888) 791-3380 or send signed written
                             instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $2,000                 $1,000                  $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $100                    $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE*          $300                   None                    $2,500

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

---------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS
---------------------------------------------------------------------------------------------------
                          FOR ALL FUNDS AND
                          ACCOUNTS EXCEPT THOSE
                          LISTED TO THE RIGHT                            RIVERSOURCE DISCIPLINED
                          (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS  SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------
INITIAL INVESTMENT        $100                   $100                    $5,000
---------------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS    $100                   $50                     $100
---------------------------------------------------------------------------------------------------
ACCOUNT BALANCE**         None                   None                    $2,500
---------------------------------------------------------------------------------------------------

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

--------------------------------------------------------------------------------
S.10

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
ALL REQUESTS                You can exchange or sell shares by having
                            your financial institution process your
                            transaction. The financial institution through
                            which you purchased shares may have different
                            policies not described in this prospectus,
                            including different transaction limits, exchange
                            policies and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR
BY MAIL                     Mail your exchange or sale request to:

                            REGULAR MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           P.O. BOX 8041
                                           BOSTON, MA 02266-8041

                            EXPRESS MAIL   RIVERSOURCE INVESTMENTS (FUNDS)
                                           c/o BFDS
                                           30 DAN ROAD
                                           CANTON, MA 02021-2809

                             Include in your letter:

                             o  your name

                             o  the name of the fund(s)

                             o  your account number

                             o  the class of shares to be exchanged or sold

                             o  your Social Security number or Employer
                                Identification number

                             o the dollar amount or number of shares you want to exchange or sell

                             o specific instructions regarding delivery or exchange destination

                             o  signature(s) of registered account owner(s)

                             o any special documents the transfer agent may require in order to process your order

                             Corporate, trust or partnership accounts may need to send additional documents.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY MAIL (CONT.)              Payment will be mailed to the address of record
                             and made payable to the names listed on the
                             account, unless your request specifies
                             differently and is signed by all owners.

                             A Medallion Signature Guarantee is required if:

                             o Amount is over $50,000.

                             o You want your check made payable to someone
                               other than yourself.

                             o Your address has changed within the last 30 days.

                             o You want the check mailed to an address other
                               than the address of record.

                             o You want the proceeds sent to a bank account not
                               on file.

                             o You are the beneficiary of the account
                               and the account owner is deceased (additional documents may be required).

                             A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit
                             Insurance Act.

                             Note: A guarantee from a notary public is not acceptable. NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------
BY TELEPHONE                 Call (888) 791-3380. Unless you elect not to
                             have telephone exchange and sale privileges,
                             they will automatically be available to you.
                             Reasonable procedures will be used to confirm
                             authenticity of telephone exchange or sale
                             requests. Telephone privileges may be modified
                             or discontinued at any time. Telephone
                             exchange and sale privileges automatically
                             apply to all accounts except custodial,
                             corporate or qualified retirement accounts.
                             You may request that these privileges NOT
                             apply by writing to the address above.

                             Payment will be mailed to the address of record and made payable to the names listed on the account.

                             Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.12

ACCOUNT ESTABLISHED WITH THE DISTRIBUTOR (CONT.)
--------------------------------------------------------------------------------
BY WIRE OR ACH               You can wire money from your fund account to
                             your bank account. Make sure we have your bank
                             account information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's name and
                             a voided check or savings account deposit
                             slip.

                             Call (888) 791-3380 or send a letter of
                             instruction, with a Medallion Signature
                             Guarantee if required, to the address above.

                             A service fee may be charged against your account for each wire sent.

                             Minimum amount: $100

                             Your bank or financial institution may
                             charge additional fees for wire transactions.

--------------------------------------------------------------------------------
BY SCHEDULED                 You may elect to receive regular periodic payments
 PAYOUT PLAN                 through an automatic sale of shares. See the SAI
                             for more information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND


--------------------------------------------------------------------------------
                                                                            S.13

THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or sale.



--------------------------------------------------------------------------------
S.14

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.




--------------------------------------------------------------------------------
                                                                            S.15

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.



--------------------------------------------------------------------------------
S.16

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

o RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.





--------------------------------------------------------------------------------
                                                                            S.17

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a


--------------------------------------------------------------------------------
S.18
fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder services fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution or shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences)


--------------------------------------------------------------------------------
                                                                            S.19
or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



--------------------------------------------------------------------------------
S.20

AFFILIATED FUNDS OF FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------
                                                                            S.21

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S-6400-41 C (9/06)